Other financial liabilities - Schedule of Other Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total other current and non-current financial liabilities	SFr 59.5	SFr 53.1
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	56.7	51.3
Total other non-current financial liabilities at amortized cost	2.8	1.7
Financial liabilities at amortized cost | Customer refund liability returns
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	55.8	40.9
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Total other current financial liabilities at amortized cost	0.9	10.4
Total other non-current financial liabilities at amortized cost	SFr 2.8	SFr 1.7